UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number       811-6490

Dreyfus Premier Investment Funds, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)       (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York 10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:           10/31

Date of reporting period:         1/31/15

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

                        DREYFUS PREMIER INVESTMENT FUNDS, INC.

                        - DREYFUS DIVERSIFIED INTERNATIONAL FUND

                        - DREYFUS GLOBAL REAL ESTATE SECURITIES FUND

                        - DREYFUS GREATER CHINA FUND

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
January 31, 2015 (Unaudited)

Registered Investment Companies--99.9%	Shares		Value ($)
Foreign Equity
Dreyfus Emerging Markets Fund, Cl.
Y	2,224,953	a	20,447,320
Dreyfus International Equity Fund,
Cl. I	5,214,820	a	176,000,188
Dreyfus International Value Fund,
Cl. I	6,230,899	a	69,349,907
Dreyfus/Newton International
Equity Fund, Cl. Y	10,323,357	a	196,143,791
International Stock Fund, Cl. Y	12,756,371	a	185,732,756
Total Investments (cost $565,646,066)	99.9%		647,673,962
Cash and Receivables (Net)	.1%		546,838
Net Assets	100.0%		648,220,800

a Investment in affiliated mutual fund.

At January 31, 2015, net unrealized appreciation on investments was $82,027,896 of which all was related to appreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	99.9

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

	Level 1 -	Level 2 - Other
	Unadjusted Quoted	Significant
Assets ($)	Prices	Observable Inputs	Total
Investments in Securities:
Mutual Funds+	647,673,962	-	647,673,962
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
January 31, 2015 (Unaudited)

Common Stocks--99.0%	Shares		Value ($)
Australia--5.8%
Dexus Property Group	651,790		3,888,963
Federation Centres	2,965,540		6,950,342
Goodman Group	648,920		3,074,675
Investa Office Fund	544,236		1,626,247
Mirvac Group	5,381,640		8,041,987
Scentre Group	3,749,950	a	11,021,349
Stockland	953,760		3,230,328
Westfield	983,010		7,496,187
			45,330,078
Canada--2.5%
Allied Properties Real Estate Investment Trust	90,650		2,853,545
Boardwalk Real Estate Investment Trust	56,240		2,714,409
Calloway Real Estate Investment Trust	138,680		3,462,907
Chartwell Retirement Residences	214,650		2,135,182
Dream Office Real Estate Investment Trust	305,640		6,532,763
RioCan Real Estate Investment Trust	89,360		2,070,322
			19,769,128
Finland--.8%
Citycon	929,450		3,151,152
Sponda	678,039		3,124,475
			6,275,627
France--4.0%
ICADE	57,530		5,024,558
Klepierre	247,202		11,668,042
Mercialys	92,332		2,235,287
Unibail-Rodamco	43,660		12,298,785
			31,226,672
Germany--2.5%
alstria office REIT	332,634		4,261,462
Deutsche Annington Immobilien	128,410		4,468,771
Deutsche Wohnen-BR	317,080		8,264,142
LEG Immobilien	29,980	a	2,301,838
			19,296,213
Hong Kong--7.0%
Henderson Land Development	259,900		1,846,995
Hongkong Land Holdings	1,222,400		9,050,013
Kerry Properties	1,018,500		3,599,661
Link REIT	884,000		5,967,549
New World Development	5,202,000		6,181,992
Sun Hung Kai Properties	1,117,000		18,137,675
Swire Properties	228,000		731,384
Wharf Holdings	1,185,200		9,576,269
			55,091,538
Japan--10.5%
Advance Residence Investment	699		1,787,541
Japan Excellent	2,881		3,690,685
Japan Hotel REIT Investment	5,288		3,484,184
Japan Logistics Fund	1,649		3,530,372
Kenedix Office Investment	1,210		7,156,537
Kenedix Residential Investment	1,105		3,200,028
Mitsubishi Estate	462,000		9,308,336
Mitsui Fudosan	811,000		20,524,448

Nippon Building Fund	1,446		7,098,734
Nippon Prologis REIT	570		1,341,418
Nomura Real Estate Office Fund	317		1,617,102
ORIX JREIT	3,235		4,834,443
Sumitomo Realty & Development	294,000		9,370,615
Tokyo Tatemono	665,000		4,490,337
Top REIT	255		1,093,265
			82,528,045
Luxembourg--.6%
GAGFAH	206,260	a	4,608,154
Norway--.1%
Norwegian Property	838,270	a	1,127,776
Singapore--3.6%
Ascendas Real Estate Investment Trust	810,000		1,472,309
CapitaCommercial Trust	1,081,000		1,413,177
CapitaLand	1,654,000		4,240,736
CDL Hospitality Trusts	1,158,000		1,541,105
Fortune Real Estate Investment Trust	4,010,000		4,484,574
Global Logistic Properties	3,642,000		6,801,197
Keppel DC REIT	3,522,000		2,681,594
Keppel Land	390,000		1,304,718
Keppel REIT	3,135,000		2,861,737
Mapletree Greater China Commercial Trust	1,924,000		1,449,435
			28,250,582
Sweden--1.5%
Hemfosa Fastigheter	61,550		1,322,308
Kungsleden	521,250		3,993,039
Wihlborgs Fastigheter	343,570		6,719,805
			12,035,152
Switzerland--.2%
PSP Swiss Property	16,462	a	1,699,354
United Kingdom--6.2%
British Land	818,950		10,219,519
Capital & Counties Properties	1,079,050		6,244,546
Great Portland Estates	245,755		2,901,392
Land Securities Group	711,664		13,635,705
Londonmetric Property	1,463,760		3,513,826
Safestore Holdings	582,084		2,357,313
Tritax Big Box REIT	1,321,361		2,184,163
UNITE Group	1,001,920		7,390,274
			48,446,738
United States--53.7%
Alexandria Real Estate Equities	21,960		2,141,539
AvalonBay Communities	82,420		14,257,836
Aviv REIT	42,957		1,689,499
Boston Properties	141,080		19,581,904
Brandywine Realty Trust	468,750		7,785,938
CBL & Associates Properties	266,810		5,501,622
CyrusOne	141,006		3,955,218
DDR	428,200		8,392,720
Digital Realty Trust	53,660		3,913,960
Duke Realty	267,490		5,839,307
Equity Commonwealth	167,240	a	4,406,774
Equity Residential	114,280		8,869,271
Essex Property Trust	92,160		20,832,768
General Growth Properties	455,350		13,742,463
Health Care REIT	195,520		16,022,864
Highwoods Properties	135,523		6,369,581
Host Hotels & Resorts	662,060		15,154,553

Hudson Pacific Properties	448,309		14,502,796
Kilroy Realty	102,700		7,615,205
Liberty Property Trust	289,710		11,675,313
Mid-America Apartment Communities	55,830		4,428,436
National Health Investors	51,718		3,866,438
National Retail Properties	116,870		5,006,711
Omega Healthcare Investors	67,870		2,976,778
Paramount Group	81,860		1,583,991
Prologis	324,090		14,629,423
PS Business Parks	78,980		6,643,008
Public Storage	96,420		19,364,993
Ramco-Gershenson Properties Trust	210,422		4,117,959
Regency Centers	67,794		4,647,957
Retail Opportunity Investments	470,696		8,317,198
Retail Properties of America, Cl. A	150,750		2,666,768
Rexford Industrial Realty	197,255		3,160,025
Simon Property Group	240,490		47,775,743
SL Green Realty	53,930		6,795,180
Sovran Self Storage	73,040		6,920,540
Spirit Realty Capital	603,300		7,758,438
STAG Industrial	120,211		3,149,528
Starwood Hotels & Resorts Worldwide	69,150		4,976,726
STORE Capital	276,388		6,345,869
Strategic Hotels & Resorts	458,820	a	6,157,364
Sunstone Hotel Investors	365,620		6,233,821
UDR	465,481		15,481,898
Urban Edge Properties	164,650	a	3,908,791
Ventas	232,310		18,540,661
Vornado Realty Trust	126,620		13,983,913
			421,689,288
Total Common Stocks
(cost $639,897,693)			777,374,345
	Number of
Warrants--.0%	Warrants		Value ($)
Hong Kong
Sun Hung Kai Properties (4/22/16)
(cost $139,323)	65,666	a	237,175

Other Investment--.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,387,000)	3,387,000	b	3,387,000
Total Investments (cost $643,424,016)	99.5%		780,998,520
Cash and Receivables (Net)	.5%		4,236,262
Net Assets	100.0%		785,234,782

BR--Bearer Certificate
REIT--Real Estate Investment Trust

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized appreciation on investments was $137,574,504 of which $144,805,584 related to appreciated investment securities and $7,231,080 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified	16.1
Multifamily	10.0

Office	8.7
Regional Malls	8.5
Office Infill	8.2
Retail	7.5
Industrial	7.1
Health Care	5.8
Shopping Centers	5.4
Hotel	4.8
Real Estate Services	4.1
Self Storage	3.6
Office Suburban	3.2
Net Lease	2.4
Residential	1.6
Specialty	1.6
Money Market Investment	.5
Office & Industrial	.4
99.5

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	421,689,288	-		-	421,689,288
Equity Securities - Foreign Common Stocks+	-	355,685,057	++	-	355,685,057
Mutual Funds	3,387,000	-		-	3,387,000
Warrants+	237,175	-		-	237,175

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Greater China Fund
January 31, 2015 (Unaudited)

Common Stocks--95.8%	Shares		Value ($)
Automobiles & Components--3.2%
Chongqing Changan Automobile, Cl.
B	2,923,921		7,271,880
Banks--11.7%
Bank of China, Cl. H	15,000,000		8,367,285
China Construction Bank, Cl. H	13,500,000		10,812,672
Industrial & Commercial Bank of
China, Cl. H	10,000,000		7,167,460
			26,347,417
Capital Goods--12.4%
AviChina Industry & Technology,
Cl. H	7,000,000		4,518,056
China CNR, Cl. H	10,534,000	a,b	13,547,461
China WindPower Group	113,490,000	a	7,011,513
L.K. Technology Holdings	41,090,000		2,910,707
			27,987,737
Commercial & Professional Services--2.1%
China Everbright International	3,150,000		4,638,894
Consumer Durables & Apparel--1.4%
Cosmo Lady China Holdings	3,319,000	b	2,244,890
Daphne International Holdings	3,180,000		1,012,801
			3,257,691
Consumer Services--.6%
Perfect Shape PRC Holdings	4,900,000		1,334,470

Diversified Financials--4.9%
China Cinda Asset Management, Cl.
H	23,500,000	a	11,078,193
Energy--2.1%
NewOcean Energy Holdings	12,860,000		4,681,727
Food, Beverage & Tobacco--2.9%
China Foods	20,150,000	a	6,637,397
Insurance--12.2%
China Life Insurance, Cl. H	1,887,000		7,308,552
Ping An Insurance Group Company of
China, Cl. H	1,907,000		20,212,855
			27,521,407
Materials--1.6%
Aluminum Corp. of China, Cl. H	8,230,000	a	3,713,339
Pharmaceuticals, Biotech & Life Sciences--10.2%
China Medical System Holdings	1,700,000		2,919,676
CSPC Pharmaceutical Group	5,608,000		4,721,371
Lijun International Pharmaceutical
Holding	12,956,000		6,045,790
Luye Pharma Group	3,815,000		4,544,083
Sihuan Pharmaceutical Holdings
Group	7,314,000		4,709,931
			22,940,851
Real Estate--7.6%
China Overseas Land & Investment	1,522,000		4,380,529
China Resources Land	4,998,888		12,689,394
			17,069,923

Retailing--2.2%
GOME Electrical Appliances
Holdings	7,216,000		993,388
Luk Fook Holdings	1,050,000		3,894,968
			4,888,356
Software & Services--11.6%
Baidu, ADR	40,500	a	8,825,760
China Mobile Games & Entertainment
Group, ADR	200,663	a	3,240,707
Tencent Holdings	653,600		11,033,650
YY, ADR	41,224	a	2,967,304
			26,067,421
Transportation--3.1%
Sinotrans, Cl. H	9,838,000		6,919,011
Utilities--6.0%
Huadian Fuxin Energy, Cl. H	17,880,000		8,404,012
Huaneng Renewables, Cl. H	14,250,000		5,104,338
			13,508,350
Total Common Stocks
(cost $207,015,849)			215,864,064

Warrants--4.6%
Consumer Durables & Apparel--1.5%
Qingdao Haier, Cl. A (11/27/15)	1,069,936	a,b	3,415,236
Consumer Services--1.0%
China International Travel Service, Cl. A (12/9/15)	299,921	a,b	2,210,418
Pharmaceuticals, Biotech & Life Sciences--2.1%
Tasly Pharmaceutical Group, Cl. A (1/25/16)	659,878	a,b	4,678,535
Total Warrants
(cost $10,550,497)			10,304,189

Total Investments (cost $217,566,346)	100.4%		226,168,253
Liabilities, Less Cash and Receivables	(.4%)		(986,806)
Net Assets	100.0%		225,181,447

ADR - American Depository Receipts

a Non-income producing security.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities were valued at $26,096,540 or 11.6% of net assets.

At January 31, 2015, net unrealized appreciation on investments was $8,601,907 of which $28,718,085 related to appreciated investment securities and $20,116,178 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	12.4
Pharmaceuticals, Biotech & Life Sciences	12.3
Insurance	12.2
Banks	11.7
Software & Services	11.6
Real Estate	7.6
Utilities	6.0
Diversified Financials	4.9
Automobiles & Components	3.2
Transportation	3.1

Consumer Durables & Apparel	2.9
Food, Beverage & Tobacco	2.9
Retailing	2.2
Commercial & Professional Services	2.1
Energy	2.1
Consumer Services	1.6
Materials	1.6
100.4

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	15,033,771	200,830,293	++	-	215,864,064
Warrants+	10,304,189				10,304,189

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)